Other current assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Other Assets [Abstract]
Reimbursable amounts due from customers	$ 6.2		$ 10.0
Prepaid expenses	0.9		4.8
Deferred tax effect of internal transfer of assets – current portion	9.1		9.1
Loan fees - short term portion	7.9		5.9
Derivatives financial instruments	2.7	[1]	6.2	[1]
VAT receivables	3.0		6.7
Other	0.1		0.9
Total other current assets	$ 29.9		$ 43.6

[1]	Derivative financial instruments consist of unrealized gain on interest rate swaps. Additional disclosure has been provided in Note 24.